Shareholder Report, Average Annual Return (Details) 1014040_Franklin International Aggregate Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	94 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin International Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Aggregate Bond ETF (NAV)
Average Annual Return, Percent	2.58%	0.72%	1.06%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	4.26%	(1.46%)	0.46%
Bloomberg Global Aggregate ex-USD Index Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Index Hedged USD
Average Annual Return, Percent	2.77%	1.13%	2.22%